Flight Equipment Spare Parts (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Flight Equipment Spare Parts

	2020	2019
	RMB million	RMB million
Flight equipment spare parts	2,299	2,732
Less: provision for spare parts	(245)	(325)

	2,054	2,407

Summary of Movements in Provision for Impairment of Flight Equipment Spare Parts
Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	2020	2019
	RMB million	RMB million
At January 1	325	828
Accrual (Note 9)	153	—
Amount written off in relation to disposal of spare parts	(233)	(503)

At December 31	245	325